Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Schedule of Disaggregated by the Geographic Location

The following table presents the Company’s revenues disaggregated by the geographic location of its customers:

	Six months ended June 30,
	2026	2025

Israel	485	421
Outside Israel	464	352
Total revenues	$949	$773